Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 27, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Mar. 28, 2014
McKinley Diversified Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	MCDNX
McKinley Diversified Income Fund | Investor Shares
Risk/Return:
Trading Symbol	MCDRX